Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Macy's, Inc. 401(k) Retirement Investment Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General
The Plan is sponsored and administered by Macy’s, Inc. (“Macy's,” the “Company”, the “Plan Administrator” or the "Employer"). The Plan is a defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and U.S. tax law. Effective October 1, 2006, the Plan was amended to establish a Macy's Employee Stock Ownership Plan within the Macy's Stock Fund, under Section 4975(e)(7) of the Internal Revenue Code. This feature allows members with accounts in the Macy's Stock Fund to elect to either reinvest employer dividends into their Plan accounts or to receive these dividends in cash each quarter.
Eligibility
All active employees, unless excluded per the terms of a Collective Bargaining Agreement, are eligible for voluntary immediate participation in the Plan. After one year of service of at least 1,000 hours and after reaching a minimum age of 21, all employees are eligible for participation under the Company-Match Eligible Program in the Plan.

Contributions
Participants may elect to contribute an amount equal to 1% to 50% (subject to certain limitations) of the participant's eligible compensation. A participant may elect to make these contributions on a pre-tax basis pursuant to Section 401(k) of the Internal Revenue Code or on an after-tax basis, including Roth compensation deferrals. The Plan offers various investment options and participants direct the investment of their contributions into the various investment options offered by the Plan. A maximum of 25% of a participant’s account balance and/or future savings may be elected for the Macy's Stock Fund.
Company contributions are made as soon as administratively feasible after year end. Company contributions, based on the appropriate matching contribution rate when combined with forfeitures, are contributed in cash directly to the Plan following the participants' investment elections. For the 2025 and 2024 Plan years, the contributions up to 6% of eligible compensation made by participants not eligible for pension credits were considered “basic savings” which were eligible for matching Company contributions. For such contributions, the Company contribution rates were equal to 100% on the first 1% of basic savings and 50% on the next 5% of basic savings.
During the year ended December 31, 2025, the Plan received rollover contributions totaling $45,708,652, of which $38,454,559 was primarily related to participant elections under a lump-sum distribution window offered by an affiliated defined benefit pension plan. These amounts represent direct transfers of participant account balances from the pension plan into the Plan. Total rollover contributions are included in participant contributions in the statements of changes in net assets available for benefits.
Forfeited nonvested accounts of participants who terminate employment are applied to participants' accounts in accordance with Plan provisions. During the 2025 and 2024 Plan years, forfeited nonvested accounts totaled approximately $4,654,000 and $2,504,000, respectively.
Participant Accounts
Each participant's account is credited with the participant's contributions and an allocation of each fund's earnings or losses. Allocations are based on participant account balances. As soon as administratively feasible after the end of each Plan year, the Company's applicable matching contributions are credited to the eligible individual accounts.
Vesting
Participants are immediately 100% vested in their own contributions and become 100% vested in the Company's contributions after 2 years of service. 100% vesting is also achieved through normal retirement, death or disability.
Participant Loans and Withdrawals
Participants may borrow from their accounts up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. All loans must be repaid within five years and are also subject to certain other conditions as to security, a reasonable rate of interest and repayment schedules. The rate of interest applied to each loan is determined on the date of the loan by the Macy's, Inc. Pension and Profit Sharing Committee.
Participants are generally permitted to make withdrawals of their after-tax contributions and earnings thereon at any time. Withdrawals of pre-tax contributions are subject to the hardship rules of Section 401 of the Internal Revenue Code and Roth withdrawals are subject to a five-year holding period. Emergency savings withdrawals up to $1,000, disaster relief withdrawals up to $22,000, and birth and adoption withdrawals are also available to actively employed participants. At termination, participants may elect to receive the balance of their vested account either in the form of a lump sum payment or in a variety of annuity forms.